UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (95.50%)
CONSUMER DISCRETIONARY – (7.90%)
Automobiles & Components – (0.65%)
Harley-Davidson, Inc.	49,880	$2,448,111
Consumer Durables & Apparel – (0.34%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	8,900	558,037
Hunter Douglas NV (Netherlands)	16,499	715,153
		1,273,190
Media – (1.70%)
Grupo Televisa S.A.B., ADR (Mexico)	36,600	771,528
Walt Disney Co.	128,450	5,623,541
		6,395,069
Retailing – (5.21%)
Bed Bath & Beyond Inc. *	146,105	9,612,248
CarMax, Inc. *	57,240	1,983,366
Expedia, Inc.	36,945	1,235,256
Groupon, Inc. *	21,700	399,063
Li & Fung Ltd. (Hong Kong)	553,000	1,268,997
Liberty Interactive Corp., Series A *	96,334	1,839,498
Netflix Inc. *	15,890	1,828,144
Tiffany & Co.	10,480	724,482
TripAdvisor Inc. *	17,995	642,242
		19,533,296
	Total Consumer Discretionary	29,649,666
CONSUMER STAPLES – (16.77%)
Food & Staples Retailing – (11.10%)
Costco Wholesale Corp.	215,000	19,529,525
CVS Caremark Corp.	450,678	20,190,374
Sysco Corp.	30,810	919,987
Walgreen Co.	29,210	978,243
		41,618,129
Food, Beverage & Tobacco – (5.51%)
Coca-Cola Co.	73,680	5,453,057
Diageo PLC, ADR (United Kingdom)	63,733	6,150,234
Heineken Holding NV (Netherlands)	66,921	3,132,763
Kraft Foods Inc., Class A	26,240	997,382
Nestle S.A. (Switzerland)	5,130	322,792
Philip Morris International Inc.	40,060	3,549,717
Unilever NV, NY Shares (Netherlands)	31,770	1,081,133
		20,687,078
Household & Personal Products – (0.16%)
Natura Cosmeticos S.A. (Brazil)	27,500	598,072
	Total Consumer Staples	62,903,279
ENERGY – (11.40%)
Canadian Natural Resources Ltd. (Canada)	275,850	9,152,703
China Coal Energy Co., Ltd. - H (China)	1,780,900	1,999,787
Devon Energy Corp.	53,730	3,821,278
EOG Resources, Inc.	119,250	13,248,675
Occidental Petroleum Corp.	91,630	8,725,925

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	230,200	$1,904,199
Schlumberger Ltd.	19,970	1,396,502
Transocean Ltd.	46,104	2,521,889
	Total Energy	42,770,958
FINANCIALS – (33.45%)
Banks – (6.06%)
Commercial Banks – (6.06%)
Wells Fargo & Co.	666,094	22,740,449
Diversified Financials – (15.87%)
Capital Markets – (9.00%)
Ameriprise Financial, Inc.	31,860	1,820,162
Bank of New York Mellon Corp.	725,000	17,494,250
Brookfield Asset Management Inc., Class A (Canada)	99,000	3,125,430
Charles Schwab Corp.	127,770	1,836,055
Goldman Sachs Group, Inc.	13,610	1,692,675
Julius Baer Group Ltd. (Switzerland)	193,360	7,805,515
		33,774,087
Consumer Finance – (5.96%)
American Express Co.	386,619	22,369,775
Diversified Financial Services – (0.91%)
CME Group Inc.	2,520	729,452
JPMorgan Chase & Co.	16,718	768,694
Visa Inc., Class A	16,100	1,899,800
		3,397,946
		59,541,808
Insurance – (10.42%)
Insurance Brokers – (0.15%)
Aon PLC	11,020	540,641
Multi-line Insurance – (3.33%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,707,101
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	2,490	1,005,012
Loews Corp.	245,480	9,787,288
		12,499,401
Property & Casualty Insurance – (5.43%)
ACE Ltd.	32,810	2,401,692
Berkshire Hathaway Inc., Class A *	62	7,557,800
Markel Corp. *	1,290	579,133
Progressive Corp.	424,370	9,836,896
		20,375,521
Reinsurance – (1.51%)
Alleghany Corp. *	15,571	5,124,416
Everest Re Group, Ltd.	5,740	531,065
		5,655,481
		39,071,044
Real Estate – (1.10%)
Hang Lung Group Ltd. (Hong Kong)	643,000	4,111,100
	Total Financials	125,464,401
HEALTH CARE – (7.98%)
Health Care Equipment & Services – (2.60%)
Baxter International Inc.	19,361	1,157,401

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Becton, Dickinson and Co.	15,450	$1,199,692
Express Scripts Holding Co. *	136,660	7,403,555
		9,760,648
Pharmaceuticals, Biotechnology & Life Sciences – (5.38%)
Agilent Technologies, Inc.	30,970	1,378,475
Johnson & Johnson	102,220	6,742,431
Merck & Co., Inc.	212,655	8,165,952
Pfizer Inc.	49,050	1,111,473
Roche Holding AG - Genusschein (Switzerland)	15,900	2,767,132
		20,165,463
	Total Health Care	29,926,111
INDUSTRIALS – (5.29%)
Capital Goods – (1.23%)
Lockheed Martin Corp.	35,110	3,154,984
PACCAR Inc.	31,270	1,464,218
		4,619,202
Commercial & Professional Services – (1.41%)
Iron Mountain Inc.	182,827	5,265,418
Transportation – (2.65%)
China Merchants Holdings International Co., Ltd. (China)	1,623,905	5,426,574
China Shipping Development Co., Ltd. - H (China)	1,129,000	782,175
Kuehne & Nagel International AG (Switzerland)	26,933	3,642,981
LLX Logistica S.A. (Brazil)*	48,670	90,384
		9,942,114
	Total Industrials	19,826,734
INFORMATION TECHNOLOGY – (7.11%)
Semiconductors & Semiconductor Equipment – (1.74%)
Intel Corp.	41,880	1,176,828
Texas Instruments Inc.	159,460	5,360,248
		6,537,076
Software & Services – (4.92%)
Activision Blizzard, Inc.	169,300	2,171,272
Google Inc., Class A *	16,970	10,883,625
Microsoft Corp.	106,700	3,440,541
Oracle Corp.	67,300	1,962,132
		18,457,570
Technology Hardware & Equipment – (0.45%)
Hewlett-Packard Co.	70,131	1,671,222
	Total Information Technology	26,665,868
MATERIALS – (5.43%)
Air Products and Chemicals, Inc.	25,420	2,333,556
BHP Billiton PLC (United Kingdom)	74,430	2,270,895
Ecolab Inc.	29,300	1,808,396
Martin Marietta Materials, Inc.	16,650	1,425,740
Monsanto Co.	61,700	4,921,192
Potash Corp. of Saskatchewan Inc. (Canada)	56,562	2,584,318
Praxair, Inc.	12,870	1,475,417
Rio Tinto PLC (United Kingdom)	40,505	2,232,587

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Sealed Air Corp.	68,775	$1,328,045
Sino-Forest Corp. (Canada)*	293,550	0
Sino-Forest Corp., Restricted (Canada)*(b)	8,900	0
	Total Materials	20,380,146
TELECOMMUNICATION SERVICES – (0.17%)
America Movil SAB de C.V., Series L, ADR (Mexico)	25,680	637,634
	Total Telecommunication Services	637,634
	TOTAL COMMON STOCK – (Identified cost $223,033,593)	358,224,797
CONVERTIBLE BONDS – (0.05%)
MATERIALS – (0.05%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$736,000	187,680
	TOTAL CONVERTIBLE BONDS – (Identified cost $736,000)	187,680
SHORT-TERM INVESTMENTS – (4.33%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $5,382,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $5,489,640)	5,382,000	5,382,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $10,846,163 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $11,062,920)	10,846,000	10,846,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,228,000)	16,228,000
	Total Investments – (99.88%) – (Identified cost $239,997,593) – (d)	374,640,477
	Other Assets Less Liabilities – (0.12%)	466,597
Net Assets – (100.00%)		$375,107,074

ADR: American Depositary Receipt

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,005,012 or 0.27% of the Fund's net assets as of March 31, 2012.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,192,692 or 0.32% of the Fund’s net assets as of March 31, 2012.

(c)
This security is in default. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2012, the value of defaulted securities amounted to $187,680 (cost: $736,000) or 0.05% of the Fund's net assets.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $241,842,287. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$142,179,751
	Unrealized depreciation	(9,381,561)
	Net unrealized appreciation	$132,798,190

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2012 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (83.12%)
CONSUMER DISCRETIONARY – (1.58%)
Retailing – (1.58%)
Bed Bath & Beyond Inc. *	16,500	$1,085,535
	Total Consumer Discretionary	1,085,535
CONSUMER STAPLES – (2.71%)
Food & Staples Retailing – (2.71%)
CVS Caremark Corp.	41,500	1,859,200
	Total Consumer Staples	1,859,200
ENERGY – (1.83%)
Canadian Natural Resources Ltd. (Canada)	37,790	1,253,872
	Total Energy	1,253,872
FINANCIALS – (77.00%)
Banks – (15.66%)
Commercial Banks – (15.66%)
ICICI Bank Ltd., ADR (India)	15,750	549,203
State Bank of India Ltd., GDR (India)	45,148	3,713,423
U.S. Bancorp	13,150	416,592
Wells Fargo & Co.	177,500	6,059,850
		10,739,068
Diversified Financials – (37.19%)
Capital Markets – (19.34%)
Ameriprise Financial, Inc.	14,740	842,096
Bank of New York Mellon Corp.	157,020	3,788,893
Brookfield Asset Management Inc., Class A (Canada)	88,200	2,784,474
Charles Schwab Corp.	13,000	186,810
Goldman Sachs Group, Inc.	17,490	2,175,231
Julius Baer Group Ltd. (Switzerland)	86,380	3,486,969
		13,264,473
Consumer Finance – (10.91%)
American Express Co.	125,180	7,242,915
First Marblehead Corp. *	194,994	237,893
		7,480,808
Diversified Financial Services – (6.94%)
Bank of America Corp.	14,486	138,631
Cielo S.A. (Brazil)	25,500	864,551
Oaktree Capital Group LLC, Class A (a)	28,700	1,262,800
Visa Inc., Class A	21,100	2,489,800
		4,755,782
		25,501,063
Insurance – (24.15%)
Multi-line Insurance – (5.66%)
Loews Corp.	97,380	3,882,541
Property & Casualty Insurance – (10.38%)
Markel Corp. *	8,695	3,903,533
Progressive Corp.	138,440	3,209,039
		7,112,572
Reinsurance – (8.11%)
Alleghany Corp. *	9,853	3,242,622

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
Everest Re Group, Ltd.	25,040	$2,316,701
		5,559,323
		16,554,436
	Total Financials	52,794,567
MATERIALS – (0.00%)
Sino-Forest Corp. (Canada)*	198,000	0
	Total Materials	0
	TOTAL COMMON STOCK – (Identified cost $42,875,561)	56,993,174
SHORT-TERM INVESTMENTS – (15.21%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $3,457,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $3,526,140)	$3,457,000	3,457,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $6,969,105 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $7,108,380)	6,969,000	6,969,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,426,000)	10,426,000
	Total Investments – (98.33%) – (Identified cost $53,301,561) – (b)	67,419,174
	Other Assets Less Liabilities – (1.67%)	1,147,636
Net Assets – (100.00%)		$68,566,810

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

*	Non-Income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,262,800 or 1.84% of the Fund's net assets as of March 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $53,416,814. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$19,545,507
	Unrealized depreciation	(5,543,147)
Net unrealized appreciation		$14,002,360

Please refer to “Notes to Schedule of Investments” on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (86.14%)
FINANCIALS – (86.14%)
Real Estate – (86.14%)
Real Estate Investment Trusts (REITs) – (83.68%)
Diversified REITs – (2.03%)
Vornado Realty Trust	6,510	$548,142
Industrial REITs – (6.71%)
DCT Industrial Trust Inc.	107,420	633,778
EastGroup Properties, Inc.	12,860	645,829
Prologis, Inc.	14,690	529,134
		1,808,741
Office REITs – (22.90%)
Alexandria Real Estate Equities, Inc.	16,170	1,182,512
BioMed Realty Trust, Inc.	34,730	659,176
Boston Properties, Inc.	7,480	785,325
Brandywine Realty Trust	36,310	416,839
Coresite Realty Corp.	20,776	490,106
Corporate Office Properties Trust	17,130	397,587
Digital Realty Trust, Inc.	19,200	1,420,224
DuPont Fabros Technology Inc.	14,120	345,234
SL Green Realty Corp.	6,120	474,606
		6,171,609
Residential REITs – (16.42%)
American Campus Communities, Inc.	18,890	844,761
AvalonBay Communities, Inc.	6,270	886,264
Education Realty Trust, Inc.	54,320	588,829
Equity Residential	14,000	876,680
Essex Property Trust, Inc.	4,430	671,189
Post Properties, Inc.	11,900	557,634
		4,425,357
Retail REITs – (16.21%)
CBL & Associates Properties, Inc.	22,130	418,700
DDR Corp.	35,060	511,876
Federal Realty Investment Trust	2,820	272,948
Kimco Realty Corp.	26,430	509,042
Macerich Co.	14,200	820,050
Simon Property Group, Inc.	12,602	1,835,859
		4,368,475
Specialized REITs – (19.41%)
American Tower Corp.	17,360	1,094,027
CubeSmart	6,880	81,872
Entertainment Properties Trust	13,810	640,508
Host Hotels & Resorts Inc.	31,550	518,051
Plum Creek Timber Co., Inc.	12,080	502,045
Public Storage	4,720	652,162
Rayonier Inc.	16,000	705,440
Sunstone Hotel Investors, Inc. *	28,300	275,642
Ventas, Inc.	13,350	762,285
		5,232,032
		22,554,356

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (2.46%)
Real Estate Operating Companies – (2.46%)
Forest City Enterprises, Inc., Class A *	42,350	$663,201
	Total Financials	23,217,557
TOTAL COMMON STOCK – (Identified cost $19,999,039)		23,217,557
PREFERRED STOCK – (6.51%)
FINANCIALS – (6.51%)
Real Estate – (6.51%)
Real Estate Investment Trusts (REITs) – (6.51%)
Industrial REITs – (1.10%)
Prologis, Inc., 6.75%, Series M	11,900	297,917
Office REITs – (4.64%)
Alexandria Real Estate Equities, Inc., 7.00%, Series D, Cum. Conv. Pfd.	33,272	883,787
Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	5,700	256,500
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	109,435
		1,249,722
Retail REITs – (0.77%)
CBL & Associates Properties, Inc., 7.375%, Series D	8,280	207,766
	Total Financials	1,755,405
TOTAL PREFERRED STOCK – (Identified cost $834,990)		1,755,405
CONVERTIBLE BONDS – (3.11%)
FINANCIALS – (3.11%)
Real Estate – (3.11%)
Real Estate Investment Trusts (REITs) – (2.71%)
Office REITs – (2.71%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	625,865
SL Green Operating Partnership L.P., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	104,000	104,520
		730,385
Real Estate Management & Development – (0.40%)
Real Estate Operating Companies – (0.40%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	108,200
	Total Financials	838,585
TOTAL CONVERTIBLE BONDS – (Identified cost $526,641)		838,585
SHORT-TERM INVESTMENTS – (3.82%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.12%, 04/02/12, dated 03/30/12, repurchase value of $342,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.075%-5.00%, 11/01/26-03/01/41, total market value $348,840)	342,000	342,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.18%, 04/02/12, dated 03/30/12, repurchase value of $688,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 04/16/12-01/15/48, total market value $701,760)	$688,000	$688,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,030,000)	1,030,000
	Total Investments – (99.58%) – (Identified cost $22,390,670) – (b)	26,841,547
	Other Assets Less Liabilities – (0.42%)	113,643
Net Assets – (100.00%)		$26,955,190

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $730,385 or 2.71% of the Fund's net assets as of March 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $23,581,110. At March 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$4,346,335
	Unrealized depreciation	(1,085,898)
Net unrealized appreciation		$3,260,437

Please refer to “Notes to Schedule of Investments” on page 11 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities at a discount of a last traded price, which could mean marking a security to zero or valuing at the mid-point of a disclosed Initial Public Offering (“IPO”) estimated price range prior to launch date.  The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices on comparable securities, and sale prices to the prior or current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in detrmining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value		Davis Financial		Davis Real Estate
	Portfolio		Portfolio		Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$29,649,666		$1,085,535		$–
Consumer staples	62,903,279		1,859,200		–
Energy	42,770,958		1,253,872		–
Financials	125,464,401		51,531,767		24,716,462
Health care	29,926,111		–		–
Industrials	19,826,734		–		–
Information technology	26,665,868		–		–
Materials	20,380,146		–		–
Telecommunication services	637,634		–		–
Total Level 1	358,224,797		55,730,374		24,716,462

Level 2 – Other Significant Observable Inputs:
Convertible debt securities	187,680		–		838,585
Equity securities:
Financials	–		–		256,500
Short-term securities	16,228,000		10,426,000		1,030,000
Total Level 2	16,415,680		10,426,000		2,125,085

Level 3 – Significant Unobservable Inputs:
Equity securities:
Financials	–		1,262,800		–
Materials	–	a	–	a	–
Total Level 3	–		1,262,800		–
Total Investments	$374,640,477		$67,419,174		$26,841,547

a Includes securities valued at zero.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2012:

	Davis Value Portfolio	Davis Financial Portfolio
Investment Securities:
Beginning balance	$208,691	$136,620
Increase in unrealized depreciation	(208,691)	(165,320)
Transfers into Level 3 from Level 2	–	1,291,500
Ending balance	$–	$1,262,800

Increase in unrealized depreciation during the period on Level 3 securities still held at March 31, 2012	$(208,691)	$(165,320)

Transfers into Level 3 represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Davis Value Portfolio	Davis Financial Portfolio
Assets Table Investments at Value:
Equity Securities:
Fair value at March 31, 2012	$ – a	$1,262,800 a
Valuation technique	Discount applied to the last traded price	Discount applied to the last traded price
Unobservable input	Discount rate	Discount rate
Amount	100%	100%

Valuation technique		Mid-point of estimated IPO price range
Unobservable input		IPO price range
Range (weighted average)		$42-46 ($44)

a Includes securities valued at zero.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 30, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 30, 2012